Financial assets and liabilities and impacts on consolidated statement of profit or loss - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 18,749	€ 30,135
Financial liabilities	23,640	28,863
Financial assets at fair value	18,749	30,135
Financial liabilities at fair value	23,485	28,863
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,367	5,518
Financial liabilities at fair value	4,117	5,518
Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		536
Financial liabilities at fair value		536
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,213	12,037
Financial liabilities at fair value	10,308	12,037
Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13	788
Financial liabilities at fair value	13	788
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,940	7,606
Financial liabilities at fair value	6,940	7,606
Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,780	1,998
Financial liabilities at fair value	1,780	1,998
Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	328	381
Financial liabilities at fair value	328	381
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	173	186
Financial assets at fair value	173	186
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,934	5,119
Financial assets at fair value	6,934	5,119
Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	590	904
Financial assets at fair value	590	904
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,053	23,926
Financial assets at fair value	11,053	23,926
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,673	7,951
Fair value through profit or loss | Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		536
Fair value through profit or loss | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,660	6,627
Fair value through profit or loss | Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	13	788
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	16,967	20,913
Amortized cost | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,367	5,518
Amortized cost | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,552	5,409
Amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,940	7,606
Amortized cost | Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,780	1,998
Amortized cost | Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	328	381
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,053	23,926
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,053	23,926
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,696	6,209
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	173	186
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,934	5,119
Amortized cost | Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	590	904
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0